Portfolio of Investments
Touchstone Dividend Select ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 95.5%
	Information Technology — 20.3%
2,540	Analog Devices, Inc.	$ 808,076
3,623	Apple, Inc.	919,481
3,409	Broadcom, Inc.	1,055,120
9,978	Cisco Systems, Inc.	774,193
2,657	International Business Machines Corp.	644,030
508	KLA Corp.	747,984
3,469	Microsoft Corp.	1,284,120
3,056	Oracle Corp.	449,568
3,836	QUALCOMM, Inc.	494,000
3,745	Texas Instruments, Inc.	727,054
		7,903,626
	Financials — 13.5%
15,839	Bank of America Corp.	772,151
683	Blackrock, Inc.	656,848
6,994	Charles Schwab Corp. (The)	657,296
672	Goldman Sachs Group, Inc. (The)	568,505
1,998	JPMorgan Chase & Co.	587,732
13,895	US Bancorp	722,679
2,229	Visa, Inc. - Class A	673,693
7,955	Wells Fargo & Co.	633,298
		5,272,202
	Health Care — 12.0%
3,173	Becton Dickinson & Co.	498,891
7,439	CVS Health Corp.	534,269
4,137	Johnson & Johnson	1,011,248
8,346	Medtronic PLC	723,181
6,276	Merck & Co., Inc.	754,940
23,767	Pfizer, Inc.	667,377
1,774	UnitedHealth Group, Inc.	480,027
		4,669,933
	Industrials — 9.8%
3,635	3M Co.	527,911
937	Caterpillar, Inc.	663,827
1,151	Deere & Co.	648,358
1,205	Lockheed Martin Corp.	728,290
3,647	RTX Corp.	703,507
7,654	Stanley Black & Decker, Inc.	543,893
		3,815,786
	Communication Services — 8.7%
2,593	Alphabet, Inc. - Class C	743,828
25,405	AT&T, Inc.	736,491
18,927	Comcast Corp. - Class A	543,394
992	Meta Platforms, Inc. - Class A	567,553
15,483	Verizon Communications, Inc.	777,247
		3,368,513
	Consumer Staples — 8.1%
3,085	Constellation Brands, Inc. - Class A	462,750
4,200	PepsiCo, Inc.	652,218
4,395	Philip Morris International, Inc.	726,669
5,254	Procter & Gamble Co. (The)	758,888
7,613	Sysco Corp.	543,035
		3,143,560
Shares		Market Value
	Common Stocks — 95.5% (Continued)
	Consumer Discretionary — 7.4%
2,081	Home Depot, Inc. (The)	$ 684,420
9,205	Las Vegas Sands Corp.	495,965
2,017	McDonald's Corp.	626,864
5,636	Starbucks Corp.	504,929
3,641	Yum! Brands, Inc.	566,103
		2,878,281
	Energy — 5.5%
4,673	Chevron Corp.	966,844
6,914	Exxon Mobil Corp.	1,173,029
		2,139,873
	Materials — 4.4%
6,727	International Flavors & Fragrances, Inc.	488,044
1,343	Linde PLC	665,806
1,749	Sherwin-Williams Co. (The)	560,642
		1,714,492
	Utilities — 3.4%
5,083	Duke Energy Corp.	665,568
6,870	Southern Co. (The)	663,092
		1,328,660
	Real Estate — 2.4%
7,206	Alexandria Real Estate Equities, Inc. REIT	334,502
3,379	American Tower Corp. REIT	583,148
		917,650
	Total Common Stocks	$37,152,576
	Short-Term Investment Fund — 4.6%
1,782,403	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	1,782,403
	Total Investment Securities—100.1% (Cost $34,218,243)	$38,934,979
	Liabilities in Excess of Other Assets — (0.1%)	(42,753)
	Net Assets — 100.0%	$38,892,226
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,152,576	$—	$—	$37,152,576
Short-Term Investment Fund	1,782,403	—	—	1,782,403
Total	$38,934,979	$—	$—	$38,934,979
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic International ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Japan — 14.0%
	Communication Services — 0.6%
6,605	Konami Group Corp.	$ 804,686
	Consumer Discretionary — 2.2%
58,100	Aisin Corp.	793,679
35,870	Asics Corp.	939,326
44,200	Subaru Corp.	691,665
13,398	Sumitomo Electric Industries Ltd.	707,446
	Energy — 0.6%
29,100	Inpex Corp.	857,754
	Financials — 1.9%
51,672	MS&AD Insurance Group Holdings, Inc.	1,312,759
44,462	Sumitomo Mitsui Trust Group, Inc.	1,373,320
	Health Care — 2.5%
44,401	Daiichi Sankyo Co. Ltd.	773,846
38,502	Otsuka Holdings Co. Ltd.	2,671,037
	Industrials — 4.8%
28,439	ANA Holdings, Inc.†	502,460
33,709	Daifuku Co. Ltd.	1,151,635
21,100	Hitachi Ltd.	593,494
109,500	Japan Airlines Co. Ltd.†	1,765,951
47,347	Mitsubishi Electric Corp.	1,488,087
34,671	Toyota Tsusho Corp.	1,299,848
	Information Technology — 0.8%
8,500	Advantest Corp.	1,088,844
	Utilities — 0.6%
53,100	Kansai Electric Power Co., Inc. (The)†	864,730
	Total Japan	19,680,567
	Canada — 9.5%
	Consumer Discretionary — 1.1%
27,023	Magna International, Inc.	1,509,177
	Financials — 0.9%
11,687	iA Financial Corp., Inc.	1,296,987
	Industrials — 1.1%
5,427	Stantec, Inc.	469,162
6,885	WSP Global, Inc.	1,071,528
	Information Technology — 1.0%
2,926	Celestica, Inc.*	825,405
321	Constellation Software, Inc.	563,496
	Materials — 5.4%
6,059	Agnico Eagle Mines Ltd.	1,229,876
52,891	Barrick Mining Corp.	2,161,493
63,206	Kinross Gold Corp.	1,932,392
42,490	Pan American Silver Corp.	2,324,412
	Total Canada	13,383,928
	China — 7.6%
	Communication Services — 0.6%
42,599	NetEase, Inc.	926,278
	Consumer Discretionary — 1.2%
328,846	Geely Automobile Holdings Ltd.	877,348
170,870	Tongcheng Travel Holdings Ltd.	392,243
7,927	Trip.com Group Ltd.	384,967
	Financials — 1.0%
148,856	BOC Hong Kong Holdings Ltd.	812,508
71,520	Ping An Insurance Group Co. of China Ltd. Class H	542,247
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	China — (Continued)
	Health Care — 1.3%
103,374	Innovent Biologics, Inc., 144a*	$ 1,119,274
50,600	WuXi AppTec Co. Ltd. Class H, 144a	758,239
	Industrials — 2.3%
402,454	COSCO SHIPPING Holdings Co. Ltd. Class H	764,751
1,286,000	CRRC Corp. Ltd. Class H	831,508
217,000	SITC International Holdings Co. Ltd.	943,141
229,888	Yangzijiang Shipbuilding Holdings Ltd.	675,878
	Information Technology — 0.7%
829,408	Lenovo Group Ltd.	967,847
	Materials — 0.5%
162,000	China Hongqiao Group Ltd.	718,145
	Total China	10,714,374
	Taiwan — 6.3%
	Information Technology — 6.3%
11,000	Accton Technology Corp.	519,550
46,000	Delta Electronics, Inc.	1,985,611
114,852	Taiwan Semiconductor Manufacturing Co. Ltd.	6,322,788
	Total Taiwan	8,827,949
	Italy — 5.5%
	Financials — 4.9%
165,865	Banco BPM SpA	2,273,741
32,728	FinecoBank Banca Fineco SpA	716,286
286,701	Intesa Sanpaolo SpA	1,710,269
31,600	UniCredit SpA	2,222,903
	Utilities — 0.6%
81,706	Enel SpA	885,374
	Total Italy	7,808,573
	South Korea — 5.3%
	Consumer Discretionary — 0.8%
12,619	Kia Corp.	1,196,278
	Financials — 0.5%
32,903	NH Investment & Securities Co. Ltd.	635,869
	Industrials — 1.0%
4,586	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,029,990
3,760	Hyundai Rotem Co. Ltd.	416,100
	Information Technology — 3.0%
21,561	Samsung Electronics Co. Ltd.	2,353,670
3,526	SK Hynix, Inc.	1,857,789
	Total South Korea	7,489,696
	Netherlands — 4.8%
	Energy — 1.2%
34,658	Shell PLC	1,643,641
	Financials — 0.5%
9,307	EXOR NV	706,230
	Information Technology — 3.1%
863	ASM International NV	635,407
2,906	ASML Holding NV	3,759,281
	Total Netherlands	6,744,559
	United Kingdom — 4.4%
	Communication Services — 0.6%
553,979	Vodafone Group PLC	830,768
	Consumer Staples — 0.7%
24,576	Imperial Brands PLC	994,405

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	United Kingdom — (Continued)
	Financials — 1.0%
52,612	HSBC Holdings PLC	$ 850,689
84,985	NatWest Group PLC	622,273
	Health Care — 0.5%
3,711	AstraZeneca PLC	721,555
	Industrials — 1.6%
148,478	Rolls-Royce Holdings PLC	2,224,669
	Total United Kingdom	6,244,359
	Norway — 3.9%
	Communication Services — 1.2%
95,673	Telenor ASA	1,682,668
	Energy — 1.3%
21,445	Aker BP ASA	799,739
23,578	Equinor ASA	1,023,680
	Industrials — 0.7%
23,333	Kongsberg Gruppen ASA	994,609
	Materials — 0.7%
90,245	Norsk Hydro ASA	955,304
	Total Norway	5,456,000
	Germany — 3.9%
	Communication Services — 1.5%
58,577	Deutsche Telekom AG	2,163,214
	Financials — 1.8%
1,900	Hannover Rueck SE	588,120
15,617	Talanx AG	1,906,176
	Industrials — 0.6%
1,727	Hochtief AG	764,127
	Total Germany	5,421,637
	India — 3.8%
	Energy — 1.2%
336,562	Bharat Petroleum Corp. Ltd.	997,102
502,315	Indian Oil Corp. Ltd.	717,073
	Financials — 2.3%
1,082,187	Canara Bank	1,408,516
92,492	ICICI Bank Ltd.	1,175,936
372,540	Union Bank of India Ltd.	644,933
	Information Technology — 0.3%
8,243	Persistent Systems Ltd.	423,862
	Total India	5,367,422
	Brazil — 3.8%
	Communication Services — 1.9%
519,700	TIM SA	2,753,085
	Energy — 1.1%
143,600	Petroleo Brasileiro SA - Petrobras	1,488,715
	Materials — 0.8%
8,490	Wheaton Precious Metals Corp.	1,114,423
	Total Brazil	5,356,223
	Switzerland — 3.3%
	Consumer Staples — 0.5%
7,404	Nestle SA	726,140
	Financials — 0.7%
6,224	Swiss Re AG	1,029,030
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Switzerland — (Continued)
	Health Care — 1.6%
7,988	Galderma Group AG	$ 1,532,465
4,512	Novartis AG	681,992
	Industrials — 0.5%
1,914	Schindler Holding AG	623,319
	Total Switzerland	4,592,946
	Australia — 3.0%
	Materials — 3.0%
13,466	Anglogold Ashanti PLC	1,307,029
21,644	BHP Group Ltd.	752,488
151,815	Fortescue Ltd.	2,127,366
	Total Australia	4,186,883
	Spain — 2.8%
	Financials — 2.3%
102,209	Banco Bilbao Vizcaya Argentaria SA	2,156,023
97,573	Banco Santander SA	1,070,280
	Health Care — 0.5%
70,819	Grifols SA	733,104
	Total Spain	3,959,407
	Hong Kong — 2.7%
	Financials — 2.2%
283,410	AIA Group Ltd.	3,066,793
	Industrials — 0.5%
68,500	Swire Pacific Ltd. - Class A	745,610
	Total Hong Kong	3,812,403
	Finland — 2.6%
	Health Care — 1.4%
24,573	Orion Oyj - Class B	1,979,668
	Industrials — 1.2%
43,928	Wartsila Oyj Abp	1,610,049
	Total Finland	3,589,717
	Singapore — 2.5%
	Consumer Discretionary — 0.5%
8,396	Sea Ltd. ADR*	695,273
	Financials — 1.4%
115,021	Oversea-Chinese Banking Corp. Ltd.	1,965,475
	Industrials — 0.6%
101,700	Singapore Technologies Engineering Ltd.	855,080
	Total Singapore	3,515,828
	Denmark — 2.3%
	Health Care — 0.8%
3,937	Genmab A/S*	1,043,136
	Industrials — 1.5%
492	AP Moller - Maersk A/S - Class A	1,197,049
32,872	Vestas Wind Systems A/S	966,808
	Total Denmark	3,206,993
	Mexico — 1.4%
	Materials — 1.4%
11,737	Southern Copper Corp.	2,019,468
	Sweden — 1.4%
	Industrials — 0.7%
37,995	Skanska AB - Class B	1,013,826

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Sweden — (Continued)
	Information Technology — 0.7%
89,113	Telefonaktiebolaget LM Ericsson - Class B†	$ 1,000,640
	Total Sweden	2,014,466
	France — 1.2%
	Energy — 0.6%
8,845	TotalEnergies SE	827,183
	Health Care — 0.6%
9,615	Sanofi SA	919,308
	Total France	1,746,491
	Peru — 1.0%
	Financials — 1.0%
4,305	Credicorp Ltd.	1,460,170
	Israel — 0.5%
	Financials — 0.5%
31,273	Bank Leumi Le-Israel BM	694,127
	Total Common Stocks	$137,294,186
	Short-Term Investment Fund — 6.3%
8,894,839	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω**	8,894,839
	Total Investment Securities — 103.8% (Cost $137,894,934)	$146,189,025
	Liabilities in Excess of Other Assets — (3.8)%	(5,285,291)
	Net Assets — 100.0%	$140,903,734
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $4,048,122.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $1,877,513 or 1.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$19,680,567	$—	$—	$19,680,567
Canada	13,383,928	—	—	13,383,928
China	10,714,374	—	—	10,714,374
Taiwan	8,827,949	—	—	8,827,949
Italy	7,808,573	—	—	7,808,573
South Korea	7,489,696	—	—	7,489,696
Netherlands	6,744,559	—	—	6,744,559
United Kingdom	6,244,359	—	—	6,244,359
Norway	5,456,000	—	—	5,456,000
Germany	5,421,637	—	—	5,421,637
India	5,367,422	—	—	5,367,422
Brazil	5,356,223	—	—	5,356,223
Switzerland	4,592,946	—	—	4,592,946
Australia	4,186,883	—	—	4,186,883
Spain	3,959,407	—	—	3,959,407
Hong Kong	3,812,403	—	—	3,812,403
Finland	3,589,717	—	—	3,589,717
Singapore	3,515,828	—	—	3,515,828
Denmark	3,206,993	—	—	3,206,993
Mexico	2,019,468	—	—	2,019,468
Sweden	2,014,466	—	—	2,014,466
France	1,746,491	—	—	1,746,491
Peru	1,460,170	—	—	1,460,170
Israel	694,127	—	—	694,127
Short-Term Investment Fund	8,894,839	—	—	8,894,839
Total	$146,189,025	$—	$—	$146,189,025
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	United States — 21.8%
	Consumer Staples — 3.9%
23,099	Philip Morris International, Inc.	$ 3,819,189
	Financials — 3.5%
103,414	Burford Capital Ltd.	467,431
10,283	Willis Towers Watson PLC	2,989,268
	Health Care — 7.1%
26,111	ICON PLC*	2,889,443
10,470	Roche Holding AG	4,120,697
	Materials — 7.3%
10,657	Air Products & Chemicals, Inc.	3,095,752
38,293	CRH PLC	4,025,360
	Total United States	21,407,140
	United Kingdom — 21.5%
	Consumer Discretionary — 7.9%
147,171	Compass Group PLC	4,061,487
28,406	InterContinental Hotels Group PLC	3,704,142
	Consumer Staples — 4.1%
77,456	Diageo PLC	1,431,190
46,994	Unilever PLC	2,611,831
	Financials — 3.0%
24,955	London Stock Exchange Group PLC	2,927,818
	Industrials — 6.5%
120,156	BAE Systems PLC	3,498,847
87,550	RELX PLC	2,869,218
	Total United Kingdom	21,104,533
	Netherlands — 10.5%
	Communication Services — 4.1%
210,132	Universal Music Group NV	4,040,327
	Consumer Staples — 3.1%
210,189	Magnum Ice Cream Co. NV (The)*	3,085,306
	Information Technology — 3.3%
2,477	ASML Holding NV	3,204,315
	Total Netherlands	10,329,948
	Switzerland — 7.3%
	Consumer Discretionary — 2.0%
11,751	Cie Financiere Richemont SA	2,036,144
	Consumer Staples — 3.2%
31,984	Nestle SA	3,136,800
	Health Care — 2.1%
27,536	Alcon AG	2,040,750
	Total Switzerland	7,213,694
	Germany — 7.2%
	Financials — 3.7%
8,918	Allianz SE	3,703,618
	Information Technology — 3.5%
20,082	SAP SE	3,409,810
	Total Germany	7,113,428
	France — 6.9%
	Industrials — 4.7%
14,067	Safran SA	4,542,860
	Materials — 2.2%
10,613	Air Liquide SA	2,182,551
	Total France	6,725,411
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Taiwan — 4.9%
	Information Technology — 4.9%
14,198	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 4,798,214
	Japan — 4.2%
	Communication Services — 4.2%
73,700	Nintendo Co. Ltd.	4,074,966
	Spain — 3.6%
	Industrials — 3.6%
121,334	Aena SME SA, 144a	3,579,024
	Canada — 3.1%
	Industrials — 3.1%
29,447	Canadian National Railway Co.	3,030,854
	Finland — 2.6%
	Industrials — 2.6%
40,444	Kone Oyj - Class B†	2,560,812
	Sweden — 2.4%
	Industrials — 2.4%
65,757	Assa Abloy AB - Class B	2,336,693
	Denmark — 1.4%
	Health Care — 1.4%
20,514	Coloplast A/S - Class B	1,384,692
	Total Common Stocks	$95,659,409
	Short-Term Investment Fund — 5.1%
5,044,383	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω**	5,044,383
	Total Investment Securities — 102.5% (Cost $108,010,269)	$100,703,792
	Liabilities in Excess of Other Assets — (2.5)%	(2,435,268)
	Net Assets — 100.0%	$98,268,524
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $2,473,117.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $3,579,024 or 3.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Equity ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$21,407,140	$—	$—	$21,407,140
United Kingdom	21,104,534	—	—	21,104,534
Netherlands	10,329,948	—	—	10,329,948
Switzerland	7,213,693	—	—	7,213,693
Germany	7,113,428	—	—	7,113,428
France	6,725,411	—	—	6,725,411
Taiwan	4,798,214	—	—	4,798,214
Japan	4,074,966	—	—	4,074,966
Spain	3,579,024	—	—	3,579,024
Canada	3,030,854	—	—	3,030,854
Finland	2,560,812	—	—	2,560,812
Sweden	2,336,693	—	—	2,336,693
Denmark	1,384,692	—	—	1,384,692
Short-Term Investment Fund	5,044,383	—	—	5,044,383
Total	$100,703,792	$—	$—	$100,703,792
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets ex-China Growth ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	India — 22.6%
	Communication Services — 2.9%
14,600	Bharti Airtel Ltd.	$ 274,363
	Consumer Discretionary — 5.0%
1,642	Amber Enterprises India Ltd.*	113,375
58,911	Eternal Ltd.*	142,220
4,916	Titan Co. Ltd.	204,801
	Consumer Staples — 1.2%
1,972	Britannia Industries Ltd.	112,750
	Financials — 8.7%
44,690	Bajaj Finance Ltd.	377,667
37,964	HDFC Bank Ltd.	292,809
21,541	HDFC Life Insurance Co. Ltd., 144a	134,131
	Health Care — 1.5%
1,781	Apollo Hospitals Enterprise Ltd.	139,308
	Industrials — 1.5%
9,963	Adani Ports & Special Economic Zone Ltd.	137,877
	Real Estate — 1.8%
10,699	Phoenix Mills Ltd. (The)	169,912
	Total India	2,099,213
	Taiwan — 21.7%
	Information Technology — 21.7%
8,100	Delta Electronics, Inc.	349,640
1,400	eMemory Technology, Inc.	115,171
2,800	MediaTek, Inc.	130,497
17,300	Taiwan Semiconductor Manufacturing Co. Ltd.	952,393
1,397	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	472,116
	Total Taiwan	2,019,817
	South Korea — 20.0%
	Consumer Discretionary — 2.9%
14,419	Coupang, Inc.*	272,231
	Consumer Staples — 1.0%
703	Cosmax, Inc.	90,190
	Health Care — 1.0%
96	Samsung Biologics Co. Ltd., 144a*	94,267
	Information Technology — 15.1%
8,994	Samsung Electronics Co. Ltd.	981,815
798	SK Hynix, Inc.	420,452
	Total South Korea	1,858,955
	Brazil — 12.0%
	Consumer Discretionary — 4.0%
218	MercadoLibre, Inc.*	376,926
	Consumer Staples — 1.8%
38,192	Raia Drogasil SA	172,680
	Financials — 4.3%
27,653	NU Holdings Ltd. - Class A*	397,374
	Industrials — 1.9%
17,600	WEG SA	173,015
	Total Brazil	1,119,995
	Singapore — 3.3%
	Consumer Discretionary — 2.6%
2,949	Sea Ltd. ADR*	244,207
	Industrials — 0.7%
18,431	Grab Holdings Ltd. - Class A*	67,457
	Total Singapore	311,664
Shares		Market Value
	Common Stocks — 96.0% (Continued)
	Kazakhstan — 2.8%
	Financials — 2.8%
3,589	Kaspi.KZ JSC ADR*	$ 265,837
	Mexico — 2.4%
	Consumer Staples — 2.4%
68,471	Wal-Mart de Mexico SAB de CV	223,258
	Indonesia — 2.3%
	Consumer Staples — 0.8%
832,300	Sumber Alfaria Trijaya Tbk PT	72,483
	Financials — 1.5%
369,500	Bank Central Asia Tbk PT	140,238
	Total Indonesia	212,721
	Saudi Arabia — 2.2%
	Financials — 2.2%
7,144	Al Rajhi Bank	202,939
	Netherlands — 2.0%
	Information Technology — 2.0%
140	ASML Holding NV	184,916
	Poland — 2.0%
	Consumer Staples — 2.0%
20,530	Dino Polska SA, 144a*	184,605
	Philippines — 1.4%
	Industrials — 1.4%
11,280	International Container Terminal Services, Inc.	127,747
	South Africa — 1.3%
	Financials — 1.3%
485	Capitec Bank Holdings Ltd.	118,156
	Total Common Stocks	$8,929,823
	Short-Term Investment Fund — 5.1%
470,424	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	470,424
	Total Investment Securities — 101.1% (Cost $8,949,454)	$9,400,247
	Liabilities in Excess of Other Assets — (1.1)%	(101,815)
	Net Assets — 100.0%	$9,298,432
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $413,003 or 4.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets ex-China Growth ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$2,099,213	$—	$—	$2,099,213
Taiwan	2,019,817	—	—	2,019,817
South Korea	1,858,955	—	—	1,858,955
Brazil	1,119,995	—	—	1,119,995
Singapore	311,664	—	—	311,664
Kazakhstan	265,837	—	—	265,837
Mexico	223,258	—	—	223,258
Indonesia	212,721	—	—	212,721
Saudi Arabia	202,939	—	—	202,939
Netherlands	184,916	—	—	184,916
Poland	184,605	—	—	184,605
Philippines	127,747	—	—	127,747
South Africa	118,156	—	—	118,156
Short-Term Investment Fund	470,424	—	—	470,424
Total	$9,400,247	$—	$—	$9,400,247
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 93.4%
	Information Technology — 39.5%
4,265	AppLovin Corp. - Class A*	$ 1,697,470
15,957	Broadcom, Inc.	4,938,851
11,082	Cloudflare, Inc. - Class A*	2,286,660
13,517	Datadog, Inc. - Class A*	1,595,682
18,687	Microsoft Corp.	6,917,367
104,965	NVIDIA Corp.	18,305,896
72,469	Samsara, Inc. - Class A*	2,296,542
45,593	Shopify, Inc. (Canada) - Class A*	5,408,242
		43,446,710
	Communication Services — 20.5%
18,335	Alphabet, Inc. - Class A	5,272,412
12,645	Meta Platforms, Inc. - Class A	7,234,584
30,472	Netflix, Inc.*	2,929,883
28,012	ROBLOX Corp. - Class A*	1,584,359
11,466	Spotify Technology SA*	5,559,978
		22,581,216
	Consumer Discretionary — 13.5%
38,631	Amazon.com, Inc.*	8,045,678
12,852	Carvana Co.*	4,040,412
18,045	DoorDash, Inc. - Class A*	2,709,457
		14,795,547
	Financials — 12.1%
59,701	Block, Inc.*	3,592,806
17,754	Intercontinental Exchange, Inc.	2,792,349
252,508	NU Holdings Ltd. (Brazil) - Class A*	3,628,540
10,657	Visa, Inc. - Class A	3,220,972
		13,234,667
	Industrials — 7.1%
2,656	Axon Enterprise, Inc.*	1,127,977
9,810	Carpenter Technology Corp.	3,866,611
5,188	Quanta Services, Inc.	2,848,316
		7,842,904
Shares		Market Value
	Common Stocks — 93.4% (Continued)
	Health Care — 0.7%
37,918	Ultragenyx Pharmaceutical, Inc.*	$ 794,382
	Total Common Stocks	$102,695,426
	Short-Term Investment Fund — 6.7%
7,344,008	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	7,344,008
	Total Investment Securities—100.1% (Cost $113,820,221)	$110,039,434
	Liabilities in Excess of Other Assets — (0.1%)	(73,746)
	Net Assets — 100.0%	$109,965,688
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$102,695,426	$—	$—	$102,695,426
Short-Term Investment Fund	7,344,008	—	—	7,344,008
Total	$110,039,434	$—	$—	$110,039,434
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 37.9%
$ 191,795	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 175,294
581,936	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	553,940
1,280,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.968%, 7/25/37(A)	1,282,060
966,000	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,037,304
1,390,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	1,388,999
960,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	949,105
2,240,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	2,200,673
800,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 2.600%), 6.268%, 4/20/31(A)	784,240
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	297,841
1,800,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.371%, 7/16/35(A)	1,721,677
853,133	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	754,314
934,092	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	842,571
2,955,000	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	2,723,062
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.072%, 10/15/34(A)	1,759,124
488,750	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	511,602
1,390,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,434,853
1,545,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	1,516,524
2,509,375	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	2,496,706
149,285	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	132,465
500,828	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	451,368
1,978,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,920,541
920,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	785,640
772,998	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	700,119
1,273,507	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,266,802
825,000	Mountain View CLO XVIII Ltd. (Cayman Islands), Ser 2024-1A, Class D1, 144a, (TSFR3M + 3.650%), 7.321%, 10/16/37(A)	826,255
658,560	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	620,409
1,919,288	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,839,047
739,119	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	729,676
3,100,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	3,098,227
1,740,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,719,056
Principal Amount		Market Value
	Asset-Backed Securities — 37.9% (Continued)
$ 1,320,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-3A, Class DR, 144a, (TSFR3M + 3.750%), 7.410%, 8/8/32(A)	$ 1,300,923
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.172%, 7/15/33(A)	963,572
2,925,450	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,976,444
1,725,000	Regatta VII Funding Ltd. (Cayman Islands), Ser 2016-1A, Class DR3, 144a, (TSFR3M + 2.650%), 6.335%, 6/20/34(A)	1,647,922
1,069,274	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	1,016,557
567,431	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	503,980
738,262	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	634,818
226,151	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.219%, 8/25/33(A)(B)	215,540
2,300,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 1.900%), 5.572%, 4/15/34(A)	2,299,938
385,514	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	383,033
839,375	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	847,240
1,725,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,733,664
1,107,800	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,050,871
	Total Asset-Backed Securities	$52,093,996
	Commercial Mortgage-Backed Securities — 34.5%
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class C, 4.352%, 2/15/50(A)(B)	979,928
1,665,000	BANK5, Ser 2026-5YR21, Class C, 6.160%, 4/15/59(A)(B)	1,653,578
1,740,000	Benchmark Mortgage Trust, Ser 2018-B5, Class B, 4.570%, 7/15/51	1,649,008
21,685,497	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(B)(C)	565,421
2,016,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.853%, 10/15/36(A)	2,015,370
2,395,712	BX Commercial Mortgage Trust, Ser 2025-BCAT, Class D, 144a, (TSFR1M + 2.650%), 6.323%, 8/15/42(A)	2,400,211
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(B)	1,496,283
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 4.437%, 8/15/36(A)	2,146,088
1,000,000	BXHPP Trust, Ser 2021-FILM, Class B, 144a, (TSFR1M + 1.014%), 4.687%, 8/15/36(A)	922,500
2,544,000	CD Mortgage Trust, Ser 2019-CD8, Class B, 3.366%, 8/15/57	2,220,800
1,198,000	CD Mortgage Trust, Ser 2019-CD8, Class C, 3.719%, 8/15/57(A)(B)	975,224
1,000,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 4.868%, 6/15/50(A)(B)	967,621
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	284,531
2,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	2,153,681

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 34.5% (Continued)
$ 1,300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	$ 1,249,291
2,000,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class B, 4.192%, 9/15/50	1,800,887
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	137,958
49,778,170	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.656%, 6/10/51(A)(B)(C)	613,192
30,892,366	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(B)(C)	1,315,564
186,258	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.404%, 11/15/48(A)(B)	182,532
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,446,961
2,300,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	2,188,587
950,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.653%, 11/13/39(A)(B)	827,982
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.613%, 11/10/32(A)(B)	55,109
165,465	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	149,457
41,807,628	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.408%, 3/10/51(A)(B)(C)	255,093
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.709%, 5/10/49(A)(B)	1,891,387
975,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	858,571
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	44,192
27,144,477	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 0.993%, 5/10/50(A)(B)(C)	211,401
350,000	HONO Mortgage Trust, Ser 2021-LULU, Class C, 144a, (TSFR1M + 1.964%), 5.637%, 10/15/36(A)	342,351
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	970,000
1,051,366	KIND Trust, Ser 2021-KIND, Class B, 144a, (TSFR1M + 1.464%), 5.140%, 8/15/38(A)	1,043,481
1,024,891	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.014%, 12/15/39(A)	1,022,969
227,918	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.731%, 3/10/49(A)(B)	214,305
1,940,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class F, 144a, (TSFR1M + 2.715%), 6.388%, 4/15/38(A)	1,938,788
880,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 6.988%, 4/15/38(A)	879,450
3,985,858	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.582%, 8/15/49(A)(B)(C)	1,938
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 5.670%, 6/15/35(A)	45,601
1,000,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class C, 3.646%, 11/15/52(A)(B)	859,037
1,570,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class D, 144a, 2.500%, 11/15/52	1,209,608
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.031%, 12/15/36(A)	2,463
4,923,149	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 0.827%, 8/15/51(A)(B)(C)	79,769
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 34.5% (Continued)
$60,506,757	UBS Commercial Mortgage Trust, Ser 2018-C15, Class XA, 0.873%, 12/15/51(A)(B)(C)	$ 1,195,365
1,355,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(B)	1,194,179
1,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Class B, 3.621%, 10/15/49	973,460
11,129,561	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.037%, 8/15/53(A)(B)(C)	738,737
1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.564%, 10/15/42(A)	1,099,608
	Total Commercial Mortgage-Backed Securities	$47,469,517
	Non-Agency Collateralized Mortgage Obligations — 17.9%
931,038	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	915,802
984,428	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.687%, 8/25/48(A)(B)	940,645
1,778,784	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,464,022
936,575	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.849%, 3/25/44(A)(B)	908,944
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.659%, 1/25/59(A)(B)	336,036
1,352,809	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.406%, 10/25/50(A)(B)	1,173,540
1,395,517	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,243,850
970,036	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.475%, 5/25/49(A)(B)	917,385
2,586,429	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.798%, 5/25/50(A)(B)	2,325,703
1,262,580	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(B)	1,119,724
1,098,704	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.997%, 11/25/50(A)(B)	975,578
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.913%, 4/25/57(A)(B)	256,557
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.823%, 11/25/58(A)(B)	1,096,469
1,494,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.088%, 7/25/59(A)(B)	1,341,847
293,747	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	249,157
1,213,113	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(B)	1,034,705
1,282,704	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.775%, 11/25/49(A)(B)	1,180,766
1,792,756	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,478,884
1,995,000	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(B)	1,975,628
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.648%, 11/25/60(A)(B)	790,152
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.822%, 7/25/57(A)(B)	1,074,302
2,240,061	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.961%, 12/25/51(A)(B)	1,892,907
	Total Non-Agency Collateralized Mortgage Obligations	$24,692,603
	U.S. Government Mortgage-Backed Obligations — 3.1%
4,891,929	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	4,310,926

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 2.2%
$ 3,000,000	U.S. Treasury Note, 4.125%, 2/15/36	$ 2,955,469
	Agency Collateralized Mortgage Obligations — 0.5%
4,516,096	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.257%, 7/25/26(A)(B)(C)	6,143
28,841,228	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X1, 0.625%, 3/25/28(A)(B)(C)	287,717
7,088,530	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.707%, 5/25/41(A)(B)(C)	193,052
6,838,268	GNMA, Ser 2016-70, Class IO, 0.757%, 4/16/58(A)(B)(C)	265,100
	Total Agency Collateralized Mortgage Obligations	$752,012
	Corporate Bonds — 0.2%
	Financials — 0.2%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.934%, 1/15/27(A)	297,144
Shares
	Short-Term Investment Fund — 4.3%
5,944,195	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	5,944,195
	Total Investment Securities—100.6% (Cost $139,015,986)	$138,515,862
	Liabilities in Excess of Other Assets — (0.6%)	(887,373)
	Net Assets — 100.0%	$137,628,489
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
CD – Certificate of Deposit
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $100,417,185 or 73.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,093,996	$—	$52,093,996
Commercial Mortgage-Backed Securities	—	47,469,517	—	47,469,517
Non-Agency Collateralized Mortgage Obligations	—	24,692,603	—	24,692,603
U.S. Government Mortgage-Backed Obligations	—	4,310,926	—	4,310,926
U.S. Treasury Obligations	—	2,955,469	—	2,955,469
Agency Collateralized Mortgage Obligations	—	752,012	—	752,012
Corporate Bonds	—	297,144	—	297,144
Short-Term Investment Fund	5,944,195	—	—	5,944,195
Total	$5,944,195	$132,571,667	$—	$138,515,862
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income ETF – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 42.9%
	Financials — 8.4%
$ 633,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.852%, 8/15/53(A)	$ 632,804
1,545,000	Ares Capital Corp., 5.875%, 3/1/29	1,555,885
1,652,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,475,370
512,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	471,365
1,435,000	Citigroup, Inc., 4.075%, 4/23/29	1,424,625
1,048,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,079,140
455,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	471,443
91,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	88,394
1,366,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.775%, 2/1/27(A)	1,357,024
602,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	612,336
1,755,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,759,939
797,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	787,708
1,216,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,199,328
292,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	278,531
728,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 4.914%, 5/15/47(A)†	640,167
1,250,000	Morgan Stanley, 2.484%, 9/16/36	1,075,672
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	1,284,445
525,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	528,590
657,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	664,316
1,536,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	1,333,111
1,576,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	1,558,059
		20,278,252
	Energy — 7.0%
1,116,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,092,813
610,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	613,817
1,393,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,269,547
588,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32	594,995
1,081,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,077,739
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.943%, 11/1/66(A)†	565,136
1,356,000	HF Sinclair Corp., 5.000%, 2/1/28	1,355,844
843,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	819,814
579,948	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	518,979
1,594,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,584,934
655,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	652,151
878,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,017,086
494,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	493,771
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	715,298
565,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.024%(A)(B)	563,750
385,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	387,767
1,769,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,563,589
501,000	SESI LLC, 144a, 7.875%, 9/30/30	510,935
515,000	SM Energy Co., 144a, 7.000%, 8/1/32	524,669
498,000	Sunoco LP, 144a, 7.875%(B)	508,265
455,000	Venture Global LNG, Inc., 144a, 9.000%(B)	452,912
		16,883,811
	Consumer Discretionary — 6.2%
577,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	558,692
Principal Amount		Market Value
	Corporate Bonds — 42.9% (Continued)
	Consumer Discretionary — 6.2% (Continued)
$ 282,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	$ 280,708
583,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	564,395
53,000	Carnival Corp., 144a, 5.125%, 5/1/29	52,545
346,000	Carnival Corp., 144a, 5.875%, 6/15/31	350,264
850,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	805,972
491,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	485,247
1,989,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,784,596
371,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	367,104
1,258,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,226,997
598,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	578,515
1,385,000	Mattel, Inc., 5.450%, 11/1/41	1,254,366
1,815,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,767,119
1,703,000	Polaris, Inc., 5.600%, 3/1/31	1,687,966
596,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	593,565
1,555,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,524,591
498,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	482,521
614,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	637,452
		15,002,615
	Industrials — 3.8%
1,280,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,292,023
812,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	778,775
614,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	640,970
1,749,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	1,771,453
645,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	614,472
523,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	510,642
391,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	406,677
1,631,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	1,460,665
1,352,000	Timken Co. (The), 4.500%, 12/15/28	1,348,331
262,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	261,311
		9,085,319
	Consumer Staples — 3.6%
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	169,713
1,305,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,317,468
1,575,000	Global Payments, Inc., 5.200%, 11/15/32	1,528,719
579,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	593,655
297,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	298,348
1,730,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,750,727
1,730,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,776,827
695,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	710,830
528,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	537,475
		8,683,762
	Utilities — 3.4%
1,145,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	1,173,056
1,481,000	CMS Energy Corp., 4.750%, 6/1/50	1,435,693
1,191,000	Edison International, 4.125%, 3/15/28	1,170,981
450,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	470,889
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,129,078
966,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.021%, 10/1/66(A)	844,329
880,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.061%, 6/15/67(A)	775,099

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.9% (Continued)
	Utilities — 3.4% (Continued)
$ 127,000	PacifiCorp, 7.125%, 8/15/56	$ 119,957
393,000	PacifiCorp, 7.375%, 9/15/55	373,260
401,319	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	397,783
520,000	South Jersey Industries, Inc., 5.020%, 4/15/31	454,267
		8,344,392
	Real Estate — 2.9%
1,714,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,607,725
1,838,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,782,650
1,532,000	Store Capital LLC REIT, 2.700%, 12/1/31	1,332,393
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	419,497
1,800,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,769,333
		6,911,598
	Communication Services — 2.7%
1,496,000	AT&T, Inc., 5.125%, 4/30/36	1,478,507
557,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	507,265
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	151,906
299,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	305,123
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	223,203
1,411,000	Meta Platforms, Inc., 4.600%, 11/15/32	1,397,529
260,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	260,449
526,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	500,466
1,845,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,785,641
		6,610,089
	Health Care — 2.3%
255,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	253,124
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	620,654
1,485,000	HCA, Inc., 5.450%, 4/1/31	1,522,600
1,914,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,851,273
506,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	491,246
812,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	800,371
		5,539,268
	Information Technology — 1.7%
490,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	485,402
1,450,000	Oracle Corp., 4.700%, 9/27/34	1,324,253
1,117,000	Paychex, Inc., 5.600%, 4/15/35	1,122,450
1,244,000	Salesforce, Inc., 5.550%, 3/15/36	1,240,551
		4,172,656
	Materials — 0.9%
691,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	317,756
809,000	LYB International Finance III LLC, 6.150%, 5/15/35	831,571
566,000	Magnera Corp., 144a, 4.750%, 11/15/29	510,367
539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	545,763
		2,205,457
	Total Corporate Bonds	$103,717,219
	U.S. Treasury Obligations — 30.1%
900,000	U.S. Treasury Bond, 4.250%, 8/15/54	808,312
130,000	U.S. Treasury Bond, 4.500%, 11/15/54	121,789
1,385,000	U.S. Treasury Bond, 4.625%, 11/15/55	1,326,787
12,935,000	U.S. Treasury Bond, 4.750%, 2/15/45	12,733,396
Principal Amount		Market Value
	U.S. Treasury Obligations — 30.1% (Continued)
$10,355,000	U.S. Treasury Bond, 4.750%, 8/15/55	$ 10,117,158
10,427,300	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	9,711,251
12,945,000	U.S. Treasury Note, 3.500%, 1/31/28	12,870,162
17,730,000	U.S. Treasury Note, 3.750%, 4/15/28	17,704,375
7,515,000	U.S. Treasury Note, 4.125%, 2/15/36	7,403,449
	Total U.S. Treasury Obligations	$72,796,679
	Asset-Backed Securities — 9.0%
520,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.968%, 7/25/37(A)	520,837
760,200	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	816,313
420,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	419,698
400,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	395,460
1,015,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	997,180
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.371%, 7/16/35(A)	956,487
522,844	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	503,229
387,648	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	349,667
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.322%, 10/15/30(A)	700,105
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.072%, 10/15/34(A)	1,208,028
684,250	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	716,243
1,095,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,130,334
650,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	638,020
684,375	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	680,920
1,421,250	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,368,080
1,196,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,161,257
1,374,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,367,014
1,143,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,095,214
601,150	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	593,470
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	509,708
787,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	777,527
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.172%, 7/15/33(A)	963,572
1,113,050	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,132,452
1,110,938	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	1,121,347

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.0% (Continued)
$ 790,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	$ 793,968
955,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	905,923
	Total Asset-Backed Securities	$21,822,053
	Commercial Mortgage-Backed Securities — 8.2%
675,000	BANK5, Ser 2026-5YR21, Class C, 6.160%, 4/15/59(A)(C)	670,369
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.038%, 9/15/55(A)(C)(D)	329,637
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	451,639
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,049,647
11,007,714	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(C)(D)	287,012
994,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.853%, 10/15/36(A)	993,689
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(C)	1,760,474
1,059,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class B, 4.199%, 6/15/50(A)(C)	1,027,123
1,015,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 4.868%, 6/15/50(A)(C)	982,135
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	593,549
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(C)	978,946
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	241,437
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	787,430
14,068,103	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(C)(D)	599,096
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(C)	578,784
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,427,339
540,000	DK Trust, Ser 2025-LXP, Class D, 144a, (TSFR1M + 2.891%), 6.569%, 8/15/37(A)	540,000
1,500,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.709%, 5/10/49(A)(C)	1,482,279
440,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	387,458
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	417,100
1,158,573	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.014%, 12/15/39(A)	1,156,400
640,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 6.988%, 4/15/38(A)	639,600
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	274,205
620,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(C)	546,414
1,115,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.564%, 10/15/42(A)	1,114,603
446,035	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 3.932%, 5/15/45(A)(C)	417,582
	Total Commercial Mortgage-Backed Securities	$19,733,947
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.6%
$ 736,170	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	$ 724,123
984,428	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.687%, 8/25/48(A)(C)	940,645
1,248,334	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(C)	1,117,149
755,577	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(C)	621,875
684,130	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(C)	564,765
523,319	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(C)	466,444
1,774,791	JP Morgan Mortgage Trust, Ser 2018-6, Class B2, 144a, 3.902%, 12/25/48(A)(C)	1,657,240
485,018	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.475%, 5/25/49(A)(C)	458,692
631,290	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.815%, 6/25/50(A)(C)	559,862
615,274	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.997%, 11/25/50(A)(C)	546,324
705,493	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	638,820
784,125	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	674,561
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.823%, 11/25/58(A)(C)	906,173
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.088%, 7/25/59(A)(C)	531,541
376,331	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(C)	320,985
478,876	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.775%, 11/25/49(A)(C)	440,819
810,000	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	802,135
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.822%, 7/25/57(A)(C)	773,498
1,050,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	864,258
	Total Non-Agency Collateralized Mortgage Obligations	$13,609,909
Shares
	Common Stocks — 1.5%
	Health Care — 0.4%
1,937	Johnson & Johnson	473,480
3,784	Medtronic PLC	327,884
		801,364
	Industrials — 0.3%
2,176	RTX Corp.	419,751
4,856	Stanley Black & Decker, Inc.	345,067
		764,818
	Financials — 0.3%
6,981	Bank of America Corp.	340,324
456	Goldman Sachs Group, Inc. (The)	385,771
		726,095
	Information Technology — 0.3%
1,284	International Business Machines Corp.	311,229
1,959	Texas Instruments, Inc.	380,320
		691,549

Touchstone Strategic Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.5% (Continued)
	Energy — 0.2%
3,198	Exxon Mobil Corp.	$ 542,573
	Total Common Stocks	$3,526,399
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.7%
$ 2,029,208	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	1,788,204
	Sovereign Government Obligations — 0.6%
4,640	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	4,550
375,966	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	316,455
122,815	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	116,923
725,000	Provincia de Cordoba, 144a, 8.600%, 2/3/35	692,375
453,330	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	432,331
	Total Sovereign Government Obligations	$1,562,634
Shares
	Short-Term Investment Fund — 1.4%
3,315,584	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω**	3,315,584
	Total Investment Securities—100.0% (Cost $241,102,871)	$241,872,628
	Other Assets in Excess of Liabilities — 0.0%	8,987
	Net Assets — 100.0%	$241,881,615
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $1,924,563.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $96,473,148 or 39.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$103,717,219	$—	$103,717,219
U.S. Treasury Obligations	—	72,796,679	—	72,796,679
Asset-Backed Securities	—	21,822,053	—	21,822,053
Commercial Mortgage-Backed Securities	—	19,733,947	—	19,733,947
Non-Agency Collateralized Mortgage Obligations	—	13,609,909	—	13,609,909
Common Stocks	3,526,399	—	—	3,526,399
U.S. Government Mortgage-Backed Obligations	—	1,788,204	—	1,788,204
Sovereign Government Obligations	—	1,562,634	—	1,562,634
Short-Term Investment Fund	3,315,584	—	—	3,315,584
Other Financial Instruments
Futures
Interest rate contracts	12,992	—	—	12,992
Total Assets	$6,854,975	$235,030,645	$—	$241,885,620
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(1,934)	$—	$—	$(1,934)
Total Liabilities	$(1,934)	$—	$—	$(1,934)
Total	$6,853,041	$235,030,645	$—	$241,883,686

Touchstone Strategic Income ETF (Unaudited) (Continued)
Futures Contracts
At March 31, 2026, $451,425 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2026	249	$26,936,743	$12,992
30-Year U.S. Ultra Treasury Bond	6/18/2026	20	2,331,250	(1,934)
				$11,058
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 34.7%
$ 253,240	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 254,562
1,825,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	1,823,644
227,565	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	229,258
1,710,687	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	1,725,721
2,585,375	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	2,607,172
379,774	American Credit Acceptance Receivables Trust, Ser 2023-4, Class C, 144a, 6.990%, 9/12/30	381,898
510,618	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	511,989
2,276,616	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	2,290,436
1,110,180	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	1,106,724
1,469,000	AMSR Trust, Ser 2021-SFR4, Class C, 144a, 2.517%, 12/17/38	1,442,817
2,255,000	Apidos CLO XXIV (Cayman Islands), Ser 2016-24A, Class A2LX, 144a, (TSFR3M + 1.612%), 5.279%, 10/20/30(A)	2,255,356
2,700,000	Apidos CLO XXIV (Cayman Islands), Ser 2016-24A, Class BRR, 144a, (TSFR3M + 2.312%), 5.979%, 10/20/30(A)	2,699,992
4,639,950	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	4,526,779
59,183	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 4.748%, 7/19/31(A)	59,164
2,292,500	Ballyrock CLO Ltd. (Cayman Islands), Ser 2019-2A, Class XR3, 144a, (TSFR3M + 0.850%), 4.518%, 10/25/38(A)	2,292,438
1,028,337	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 4.918%, 7/24/35(A)	1,027,905
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,505,329
1,933,322	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.618%, 4/20/31(A)	1,934,486
1,665,000	CoreVest American Finance Trust, Ser 2021-3, Class B, 144a, 2.494%, 10/15/54	1,636,275
3,850,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class C, 144a, 7.710%, 7/15/33	3,907,718
408,624	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	410,300
210,650	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	207,361
4,175,000	Drive Auto Receivables Trust, Ser 2024-2, Class B, 4.520%, 7/16/29	4,183,021
1,549,490	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	1,549,812
695,080	Driven Brands Funding LLC, Ser 2020-2A, Class A2, 144a, 3.237%, 1/20/51	651,967
923,030	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.672%, 1/15/31(A)	923,367
1,422,847	Dryden 80 CLO Ltd. (Cayman Islands), Ser 2019-80A, Class ARR, 144a, (TSFR3M + 0.950%), 4.618%, 1/17/33(A)	1,422,036
1,265,000	DT Auto Owner Trust, Ser 2023-1A, Class D, 144a, 6.440%, 11/15/28	1,281,008
Principal Amount		Market Value
	Asset-Backed Securities — 34.7% (Continued)
$ 4,451,835	Elara Hgv Timeshare Issuer LLC, Ser 2025-A, Class A, 144a, 4.540%, 1/25/40	$ 4,437,859
86,061	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	82,437
913,500	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.618%, 7/20/38(A)	913,477
250,228	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	248,496
2,900,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.040%, 12/15/28	2,862,640
1,566,128	Exeter Automobile Receivables Trust, Ser 2022-5A, Class D, 7.400%, 2/15/29	1,584,940
272,681	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	273,786
1,795,500	Flatiron CLO 20 Ltd. (Cayman Islands), Ser 2020-1A, Class XR, 144a, (TSFR3M + 0.900%), 4.556%, 11/20/38(A)	1,797,017
255,228	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 4.918%, 4/20/33(A)	255,170
1,531,399	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.068%, 7/20/33(A)	1,531,500
39,677	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	39,727
2,759,891	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	2,757,004
80,782	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	80,686
1,080,773	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	1,086,922
1,089,650	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	1,098,676
2,150,000	GLS Auto Receivables Issuer Trust, Ser 2023-1A, Class D, 144a, 7.010%, 1/16/29	2,183,625
2,350,000	GLS Auto Receivables Issuer Trust, Ser 2025-3A, Class C, 144a, 4.690%, 5/15/31	2,335,168
370,335	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	373,436
1,200,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	1,192,014
4,060,625	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	4,040,125
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	681,106
1,522,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 4.908%, 4/17/34(A)	1,521,253
878,467	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	866,015
139,995	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	139,140
1,708,125	Hilton Grand Vacations Trust, Ser 2022-1D, Class A, 144a, 3.610%, 6/20/34	1,702,246
304,900	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	303,925
859,468	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	853,995
3,463,800	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	3,363,180
3,981,875	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	3,960,910

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 34.7% (Continued)
$ 2,329,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	$ 2,305,060
276,183	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	276,713
497,110	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.629%, 10/22/30(A)	496,936
297,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.572%, 1/15/38(A)	297,007
655,906	MVW LLC, Ser 2021-2A, Class A, 144a, 1.430%, 5/20/39	622,932
970,000	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	972,793
61,406	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 4.463%, 2/14/31(A)	61,415
3,825,000	OHA Credit Funding 17-R Ltd. (Cayman Islands), Ser 2024-17RA, Class X, 144a, (TSFR3M + 0.800%), 4.468%, 4/20/39(A)	3,824,966
89,378	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	89,393
2,000,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	2,004,177
2,911,985	OneMain Direct Auto Receivables Trust, Ser 2023-1A, Class A, 144a, 5.410%, 11/14/29	2,932,500
5,200,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	5,114,200
975,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	952,801
404,244	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	404,113
295,728	Oxford Finance Credit Fund III LP, Ser 2024-A, Class A2, 144a, 6.675%, 1/14/32	297,118
641,011	Oxford Finance Funding Trust, Ser 2023-1A, Class B, 144a, 7.879%, 2/15/31	646,743
3,700,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2024-1A, Class A1R, 144a, (TSFR3M + 0.820%), 4.480%, 10/15/32(A)	3,698,006
2,318,396	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 4.612%, 7/15/33(A)	2,316,870
2,695,000	Progress Residential Trust, Ser 2022-SFR3, Class B, 144a, 3.600%, 4/17/39	2,656,733
331,429	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.642%, 1/15/38(A)	331,429
9,138	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 4.959%, 4/20/31(A)	9,138
6,870,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class A3, 4.170%, 4/15/30	6,871,189
120,023	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	120,334
313,367	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	314,061
2,320,554	Sierra Timeshare Receivables Funding LLC, Ser 2023-1A, Class A, 144a, 5.200%, 1/20/40	2,340,096
158,310	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	162,863
725,754	Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Class C, 144a, 5.830%, 6/20/41	731,548
348,001	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.793%, 10/25/48(A)	348,121
Principal Amount		Market Value
	Asset-Backed Securities — 34.7% (Continued)
$ 12,193	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 4.900%, 4/25/31(A)	$ 12,194
2,636,935	Wendy's Funding LLC, Ser 2018-1A, Class A2II, 144a, 3.884%, 3/15/48	2,586,843
392,227	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	393,138
51,057	Westlake Automobile Receivables Trust, Ser 2022-3A, Class C, 144a, 6.440%, 12/15/27	51,096
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	825,194
5,860,000	Westlake Automobile Receivables Trust, Ser 2023-1A, Class D, 144a, 6.790%, 11/15/28	5,953,764
2,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	2,036,297
1,700,000	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.936%, 1/20/34(A)	1,700,155
	Total Asset-Backed Securities	$142,172,946
	Corporate Bonds — 30.9%
	Financials — 6.1%
2,470,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	2,471,580
3,577,000	Barclays PLC (United Kingdom), 5.674%, 3/12/28	3,610,955
615,000	Citibank NA, (SOFR + 0.708%), 4.368%, 8/6/26(A)	615,636
2,535,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	2,522,976
1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.475%, 1/28/28(A)	1,021,497
425,000	Fifth Third Financial Corp., 3.800%, 7/22/26	424,125
250,000	Huntington National Bank (The), 4.871%, 4/12/28	250,836
1,995,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	2,002,047
400,000	JPMorgan Chase & Co., 4.125%, 12/15/26	399,711
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.425%, 2/1/27(A)	407,368
450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	442,441
3,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	3,284,947
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 4.272%, 6/4/26(A)	1,000,704
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	725,090
650,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	640,863
3,225,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.586%, 3/15/28(A)	3,170,051
2,000,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	1,977,232
		24,968,059
	Consumer Discretionary — 5.8%
2,845,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	2,839,282
1,290,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.125%, 9/25/27	1,300,344
4,100,000	General Motors Financial Co., Inc., 4.350%, 1/17/27	4,093,818
1,119,000	General Motors Financial Co., Inc., (SOFRINDX + 1.050%), 4.717%, 7/15/27(A)	1,120,153
2,977,000	General Motors Financial Co., Inc., 5.400%, 4/6/26	2,977,276
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	502,802
1,143,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	1,151,635
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.296%, 7/31/26(A)	1,000,813

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 30.9% (Continued)
	Consumer Discretionary — 5.8% (Continued)
$ 2,820,000	Mercedes-Benz Finance North America LLC (Germany), 144a, 4.800%, 1/11/27	$ 2,830,649
2,996,804	United Airlines, Inc. Pass-Through Trust, Ser 2015-1, AA, 3.450%, 12/1/27	2,937,142
1,066,000	Volkswagen Group of America Finance LLC (Germany), 144a, 3.200%, 9/26/26	1,059,428
1,145,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	1,148,340
800,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	804,223
		23,765,905
	Industrials — 4.2%
6,026,000	Berry Global, Inc., 1.650%, 1/15/27	5,898,607
1,100,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	1,100,115
700,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	693,651
1,900,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	1,898,964
550,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	549,208
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	251,945
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,000,738
2,935,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	2,913,447
835,000	Ryder System, Inc., MTN, 1.750%, 9/1/26	825,531
2,081,000	Sealed Air Corp., 144a, 1.573%, 10/15/26	2,076,776
		17,208,982
	Energy — 3.3%
3,024,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	3,020,674
3,602,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	3,543,931
1,330,000	ONEOK, Inc., 4.000%, 7/13/27	1,322,293
1,230,000	ONEOK, Inc., 5.550%, 11/1/26	1,237,132
4,475,000	Suncor Energy, Inc. (Canada), 7.875%, 6/15/26	4,504,409
		13,628,439
	Real Estate — 2.8%
1,445,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,429,231
1,124,000	Boston Properties LP REIT, 2.750%, 10/1/26	1,113,493
789,000	Crown Castle, Inc. REIT, 1.050%, 7/15/26	781,419
1,030,000	Crown Castle, Inc. REIT, 4.000%, 3/1/27	1,025,316
888,000	DOC DR LLC REIT, 4.300%, 3/15/27	887,045
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.367%, 4/16/27(A)	1,001,561
1,000,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	983,647
1,235,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	1,231,626
700,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.500%, 9/1/26	699,171
2,263,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	2,234,979
		11,387,488
	Health Care — 2.5%
1,300,000	Elevance Health, Inc., 4.500%, 10/30/26	1,301,768
753,000	HCA, Inc., 4.500%, 2/15/27	752,985
4,180,000	HCA, Inc., 5.250%, 6/15/26	4,182,414
3,400,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	3,288,573
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.167%, 7/15/26(A)	765,531
		10,291,271
	Utilities — 2.2%
3,600,000	DTE Energy Co., 4.950%, 7/1/27	3,623,422
1,770,000	Eversource Energy, 4.750%, 5/15/26	1,770,950
1,821,000	ITC Holdings Corp., 3.250%, 6/30/26	1,815,877
Principal Amount		Market Value
	Corporate Bonds — 30.9% (Continued)
	Utilities — 2.2% (Continued)
$ 1,368,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	$ 1,358,530
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	501,515
		9,070,294
	Consumer Staples — 1.8%
4,577,000	Global Payments, Inc., 4.800%, 4/1/26	4,577,000
449,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	447,668
2,363,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	2,360,472
		7,385,140
	Materials — 1.8%
1,220,000	Bayport Polymers LLC, 144a, 4.743%, 4/14/27	1,219,886
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 144a, 3.400%, 12/1/26	496,566
2,508,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	2,502,115
1,938,000	Yara International ASA (Brazil), 144a, 3.800%, 6/6/26	1,933,682
1,100,000	Yara International ASA (Brazil), 144a, 4.750%, 6/1/28	1,102,060
		7,254,309
	Information Technology — 0.4%
1,825,000	Marvell Technology, Inc., 1.650%, 4/15/26	1,822,963
	Total Corporate Bonds	$126,782,850
	Commercial Mortgage-Backed Securities — 17.5%
725,334	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	733,034
1,385,000	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	1,363,318
2,100,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	2,093,112
1,675,748	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class AS, 3.748%, 2/15/50	1,657,801
625,849	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.144%, 12/16/36(A)	625,845
609,911	BX Commercial Mortgage Trust, Ser 2021-21M, Class A, 144a, (TSFR1M + 0.844%), 4.517%, 10/15/36(A)	609,530
1,498,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.765%, 10/15/36(A)	1,497,064
1,327,900	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 4.964%, 10/15/36(A)	1,327,070
747,053	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class B, 144a, (TSFR1M + 1.364%), 5.037%, 11/15/38(A)	746,586
2,520,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 4.985%, 2/15/39(A)	2,518,425
468,312	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.037%, 11/15/36(A)	468,019
1,670,357	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 4.675%, 9/15/34(A)	1,668,791
668,143	BX Trust, Ser 2021-SDMF, Class D, 144a, (TSFR1M + 1.501%), 5.174%, 9/15/34(A)	667,307
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,092,839
949,168	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	947,791
3,320,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	3,304,340

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.5% (Continued)
$ 1,054,833	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	$ 1,051,983
1,630,000	GS Mortgage Securities Trust, Ser 2016-GS4, Class AS, 3.645%, 11/10/49(A)(B)	1,616,078
2,000,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.194%, 11/5/38(A)(B)	1,994,065
5,358,500	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.194%, 11/5/38(A)(B)	5,339,516
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,810,636
4,655,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class A, 144a, 2.854%, 9/6/38(A)(B)	4,622,759
535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	530,337
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	825,730
1,715,675	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.740%, 8/15/38(A)	1,707,097
1,058,803	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.827%, 6/19/37(A)	1,059,594
2,400,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class F, 144a, (TSFR1M + 2.715%), 6.388%, 4/15/38(A)	2,398,500
181,395	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	179,765
1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	1,163,518
1,625,000	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	1,600,254
4,810,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	4,730,744
628,701	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	627,800
2,400,000	Shops at Crystals Trust, Ser 2016-CSTL, Class A, 144a, 3.126%, 7/5/36	2,391,564
1,915,000	Shops at Crystals Trust, Ser 2016-CSTL, Class B, 144a, 3.528%, 7/5/36	1,909,441
1,615,000	Shops at Crystals Trust, Ser 2016-CSTL, Class C, 144a, 3.731%, 7/5/36(A)(B)	1,610,671
3,152,663	SMR Mortgage Trust, Ser 2022-IND, Class A, 144a, (TSFR1M + 1.650%), 5.323%, 2/15/39(A)	3,145,164
1,400,000	SREIT Trust, Ser 2021-MFP2, Class A, 144a, (TSFR1M + 0.936%), 4.609%, 11/15/36(A)	1,399,125
3,864,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	3,871,966
4,250,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Class B, 3.438%, 7/15/48	4,216,002
393,345	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	392,663
	Total Commercial Mortgage-Backed Securities	$71,515,844
	Commercial Paper — 8.1%
15,000,000	AMETEK, Inc., 3.960%, 4/1/26(C)	14,998,305
15,000,000	Evergy Kansas Central, Inc., 3.900%, 4/1/26(C)	14,998,353
3,200,000	Intercontinental Exchange, Inc. 4/1/26(C)	3,199,660
	Total Commercial Paper	$33,196,318
	Non-Agency Collateralized Mortgage Obligations — 7.5%
1,625,610	BRAVO Residential Funding Trust, Ser 2023-NQM1, Class A1, 144a, 5.757%, 1/25/63(A)(B)	1,619,313
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.5% (Continued)
$ 2,254,226	BRAVO Residential Funding Trust, Ser 2024-NQM5, Class A1, 144a, 5.803%, 6/25/64(A)(B)	$ 2,265,765
571,391	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	561,979
1,888,198	CIM Trust, Ser 2019-R5, Class A1, 144a, 2.680%, 9/25/59(A)(B)	1,857,144
2,341,635	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/35(A)(B)	2,317,928
2,687,683	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	2,698,568
282,100	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	278,810
193,914	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	192,418
298,936	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	297,650
675,333	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	668,465
1,962,098	Mill City Mortgage Loan Trust, Ser 2018-3, Class A1, 144a, 3.500%, 8/25/58(A)(B)	1,941,691
304,139	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.759%, 6/25/56(A)(B)	302,020
1,052,049	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	1,058,948
1,314,580	OBX Trust, Ser 2024-NQM12, Class A1, 144a, 5.475%, 7/25/64(A)(B)	1,319,664
1,168,986	OBX Trust, Ser 2024-NQM2, Class A1, 144a, 5.878%, 12/25/63(A)(B)	1,172,881
1,136,340	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	1,142,028
1,221,881	OBX Trust, Ser 2024-NQM4, Class A1, 144a, 6.067%, 1/25/64(A)(B)	1,228,300
527,217	PRPM LLC, Ser 2024-RCF4, Class A1, 144a, 4.000%, 7/25/54(A)(B)	518,549
1,187,065	PRPM LLC, Ser 2024-RCF5, Class A1, 144a, 4.000%, 8/25/54(A)(B)	1,167,131
1,633,768	PRPM Trust, Ser 2023-NQM1, Class A1, 144a, 6.234%, 1/25/68(A)(B)	1,630,898
216,980	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 5.631%, 12/25/53(A)(B)	216,371
178,981	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.648%, 11/25/60(A)(B)	177,729
295,755	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	293,637
430,865	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	429,108
247,963	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	245,519
2,927,209	Verus Securitization Trust, Ser 2024-1, Class A1, 144a, 5.712%, 1/25/69(A)(B)	2,933,360
2,342,447	Verus Securitization Trust, Ser 2024-7, Class A1, 144a, 5.095%, 9/25/69(A)(B)	2,338,918
	Total Non-Agency Collateralized Mortgage Obligations	$30,874,792

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 1.1%
$ 4,450,000	U.S. Treasury Note, 3.375%, 2/29/28	$ 4,414,539
	Total Investment Securities—99.8% (Cost $409,264,087)	$408,957,289
	Other Assets in Excess of Liabilities — 0.2%	884,452
	Net Assets — 100.0%	$409,841,741
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $248,000,308 or 60.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$142,172,946	$—	$142,172,946
Corporate Bonds	—	126,782,850	—	126,782,850
Commercial Mortgage-Backed Securities	—	71,515,844	—	71,515,844
Commercial Paper	—	33,196,318	—	33,196,318
Non-Agency Collateralized Mortgage Obligations	—	30,874,792	—	30,874,792
U.S. Treasury Obligations	—	4,414,539	—	4,414,539
Total	$—	$408,957,289	$—	$408,957,289
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Information Technology — 31.6%
15,479	Apple, Inc.	$ 3,928,415
3,066	Applied Materials, Inc.	1,047,928
2,376	Broadcom, Inc.	735,396
10,921	Microsoft Corp.	4,042,626
21,109	NVIDIA Corp.	3,681,410
7,218	Oracle Corp.	1,061,840
3,767	Salesforce, Inc.	703,186
4,190	Texas Instruments, Inc.	813,447
3,195	Workday, Inc. - Class A*	415,094
		16,429,342
	Communication Services — 16.6%
15,328	Alphabet, Inc. - Class C	4,396,990
13,716	Comcast Corp. - Class A	393,786
5,143	Meta Platforms, Inc. - Class A	2,942,465
3,876	Netflix, Inc.*	372,677
5,196	Walt Disney Co. (The)	500,791
		8,606,709
	Financials — 14.1%
32,783	Bank of America Corp.	1,598,171
1,940	Berkshire Hathaway, Inc. - Class B*	929,648
11,173	Charles Schwab Corp. (The)	1,050,039
1,211	Goldman Sachs Group, Inc. (The)	1,024,494
2,296	LPL Financial Holdings, Inc.	690,706
475	Markel Group, Inc.*	909,183
3,667	Visa, Inc. - Class A	1,108,314
		7,310,555
	Health Care — 10.6%
4,629	Becton Dickinson & Co.	727,818
5,824	BioMarin Pharmaceutical, Inc.*	328,998
10,199	Bristol-Myers Squibb Co.	618,569
1,217	Cencora, Inc.	382,308
1,522	HCA Healthcare, Inc.	720,271
4,498	Johnson & Johnson	1,099,491
10,858	Medtronic PLC	940,846
2,015	UnitedHealth Group, Inc.	545,239
509	Waters Corp.*	151,580
		5,515,120
	Consumer Discretionary — 7.8%
6,353	Airbnb, Inc. - Class A*	802,257
13,781	Amazon.com, Inc.*	2,870,169
6,710	Las Vegas Sands Corp.	361,534
		4,033,960
	Industrials — 7.2%
4,805	Boeing Co. (The)*	956,339
1,335	Deere & Co.	752,006
Shares		Market Value
	Common Stocks — 96.8% (Continued)
	Industrials — 7.2% (Continued)
1,046	Hubbell, Inc.	$ 513,314
1,642	RTX Corp.	316,742
7,562	SS&C Technologies Holdings, Inc.	510,964
4,247	Stanley Black & Decker, Inc.	301,792
5,624	Uber Technologies, Inc.*	404,534
		3,755,691
	Consumer Staples — 3.9%
10,372	Monster Beverage Corp.*	751,555
7,787	Philip Morris International, Inc.	1,287,503
		2,039,058
	Energy — 3.0%
9,241	Exxon Mobil Corp.	1,567,828
	Real Estate — 1.4%
2,476	Jones Lang LaSalle, Inc.*	753,496
	Materials — 0.6%
4,463	International Flavors & Fragrances, Inc.	323,791
	Total Common Stocks	$50,335,550
	Short-Term Investment Fund — 3.3%
1,717,215	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	1,717,215
	Total Investment Securities—100.1% (Cost $45,392,711)	$52,052,765
	Liabilities in Excess of Other Assets — (0.1%)	(71,765)
	Net Assets — 100.0%	$51,981,000
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$50,335,550	$—	$—	$50,335,550
Short-Term Investment Fund	1,717,215	—	—	1,717,215
Total	$52,052,765	$—	$—	$52,052,765
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2026 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.